Statements of Operations - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Formation and operating costs	$ 2,812,222	$ 960,518
Loss from operations	(2,812,222)	(960,518)
Other income:
Change in fair value of warrant liability	35,776	84,820
Trust interest income	522,672	3,580
Total other income	558,448	88,400
Net loss	$ (2,253,774)	$ (872,118)
Class A Ordinary Shares
Other income:
Basic and diluted weighted average shares outstanding (in Shares)	4,836,700	4,229,692
Basic and diluted net loss per (in Dollars per share)	$ (0.34)	$ (0.15)
Class B Ordinary Shares
Other income:
Basic and diluted weighted average shares outstanding (in Shares)	1,787,500	1,674,958
Basic and diluted net loss per (in Dollars per share)	$ (0.34)	$ (0.15)